Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net (loss) income	$ (757,887)	$ 1,476,096	$ (12,355,727)	$ 5,255,730
Adjustments to reconcile net income to net cash provided by operating activities:
Paid-in-kind interest income, net	0	(224,197)	(1,000,028)	(2,937,909)
Depreciation and amortization	1,718,516	931,725	3,989,114	4,635,980
Provision for loan losses	50,296	276,020	10,904,163	3,738,758
Impairment charge	1,604,989	0	3,395,430	0
Lease termination fee income			0	(236,000)
Amortization of net purchase premiums on loans	15,348	15,348	61,390	57,155
Straight-line rent adjustments	359,056	(12,008)	(146,317)	(714,334)
Amortization of deferred financing costs	520,991	172,692	963,986	1,644,944
Amortization of discount on unsecured notes payable	113,147	0	248,108	0
Net loss on extinguishment of obligations under participation agreements			0	319,453
Amortization of above- and below-market rent intangibles	(246,375)	(84,555)	(392,161)	(1,027,129)
Amortization and accretion of investment-related fees, net	(195,932)	0	(264,697)	(4,140)
Amortization of above-market rent ground lease	(32,588)	(32,588)	(130,349)	(130,348)
Realized loss on loan repayments			517,989	0
Realized gains on marketable securities	(51,133)	0	(129,248)	(1,160,162)
Net unrealized gains on marketable securities	99,044	14,608	(22,500)	(111,494)
Income from equity investment in excess of distributions received	(1,119,913)	(1,337,827)	(1,276,726)	(38,640)
Changes in operating assets and liabilities:
Interest receivable	(556,972)	(472)	46,552	(632,790)
Due from related party	2,605,639	0	(2,605,639)	0
Other assets	(705,897)	(528,133)	574,832	(956,735)
Due to Manager	336,805	93,228	93,226	(409,927)
Unearned income	261,193	(391,727)	(215,075)	(490,233)
Interest payable	(428,783)	27,716	694,124	109,271
Accounts payable and accrued expenses	317,529	(2,146,110)	(2,704,472)	2,245,242
Other liabilities	(797,996)	(6,964)	3,860,844	(1,229,232)
Net cash provided by operating activities	3,109,077	(1,757,148)	4,106,819	7,927,460
Cash flows from investing activities:
Origination and purchase of loans	(88,119,821)	(14,410,706)	(252,437,733)	(108,488,411)
Proceeds from repayments of loans	750,000	31,531,804	196,780,456	66,144,729
Purchase of equity interests in unconsolidated investments	(21,164,384)	(12,907,725)	(32,177,108)	(35,862,692)
Purchase of marketable securities	0	(4,979,088)	(6,479,148)	(6,039,567)
Distributions in excess of net income	336,000	0
Proceeds from sale of marketable securities	628,715	0	6,608,396	6,023,723
Net cash used in investing activities	(107,569,490)	(765,715)	(87,705,137)	(78,222,218)
Cash flows from financing activities:
Repayments of obligations under participation agreements	0	(3,962,509)	(101,722,161)	(5,855,759)
Proceeds from issuance of unsecured notes payable, net of discount			82,464,844	0
Proceeds from obligations under participation agreements	15,863,187	3,520,514	71,682,634	22,498,765
Proceeds from borrowings under repurchase agreement	131,949,549	0	44,569,600	22,860,134
Proceeds from borrowings under revolving line of credit	26,377,654	8,030,611	38,575,895	35,000,000
Distributions paid	(3,893,595)	(3,893,595)	(17,125,760)	(21,234,391)
Repayment of borrowings under the term loan	(93,763,471)	(2,600,000)	(16,585,001)	0
Proceeds from secured borrowing	2,850,520	3,751,680	16,239,256	18,281,848
Repayment of mortgage principal	(204,967)	(3,423,245)	(12,057,533)	(594,255)
Proceeds from borrowings under the term loan	0	1,469,656	2,764,020	107,584,451
Change in interest reserve and other deposits held on investments	646,956	(5,049,067)	(4,733,805)	(6,396,547)
Payment of financing costs	(895,247)	(641,446)	(2,295,347)	(2,361,369)
Repayment of borrowings under repurchase agreement			0	(103,994,570)
Repayment of borrowings under revolving line of credit	0		0	(35,000,000)
Payment for repurchase of common stock			0	(3,620,000)
Net cash provided by financing activities	78,930,586	(2,797,401)	101,776,642	52,665,381
Net increase in cash, cash equivalents and restricted cash	(25,529,827)	(5,320,264)	18,178,324	(17,629,377)
Cash, cash equivalents and restricted cash at beginning of year	51,098,647	32,920,323	32,920,323	50,549,700
Cash, cash equivalents and restricted cash at end of year (Note 2)	$ 25,568,820	$ 27,600,059	51,098,647	32,920,323
Terra Property Trust 2 Inc
Cash flows from financing activities:
Proceeds from issuance of common stock			0	16,897,074
Terra Offshore REIT
Cash flows from financing activities:
Proceeds from issuance of common stock			$ 0	$ 8,600,000